UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,065.10	$ 4.08
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.05	$ 3.99

* Expenses are equal to the Fund's annualized expense ratio of .79%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp. 4.99%	7.2	7.0
Celanese Corp. 4.25%	5.2	4.9
Chesapeake Energy Corp. 2.5% 5/15/37	4.2	1.9
Peabody Energy Corp. 4.75% 12/15/66	3.9	3.5
Freeport-McMoRan Copper & Gold, Inc. 6.75%	3.8	3.7
Halliburton Co. 3.125% 7/15/23	3.6	3.2
Bank of America Corp. Series L, 7.25%	3.0	0.0
Celanese Corp. Class A	2.0	1.9
General Motors Corp. Series C, 6.25%	2.0	1.6
Quicksilver Resources, Inc. 1.875% 11/1/24	1.7	1.5
	36.6
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	32.5	29.7
Information Technology	14.3	18.2
Materials	13.4	13.0
Financials	10.5	0.4
Consumer Discretionary	7.7	10.5
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Convertible Securities 84.9%		Convertible Securities 80.3%
	Stocks 10.7%		Stocks 15.0%
	Nonconvertible Bonds 0.4%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 4.1%
	Floating Rate Loans 0.4%		Floating Rate Loans 0.0%
* Foreign investments	6.8%	** Foreign investments	6.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 51.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 51.3%
CONSUMER DISCRETIONARY - 4.4%
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (f)	$ 12,000	$ 10,854
3.375% 7/15/16 (f)	12,000	10,736
		21,590
Hotels, Restaurants & Leisure - 1.2%
Ambassadors International, Inc. 3.75% 4/15/27 (f)	8,000	4,260
Six Flags, Inc. 4.5% 5/15/15	27,700	17,451
WMS Industries, Inc.:
2.75% 7/15/10 (f)	4,000	11,350
2.75% 7/15/10	2,800	7,945
		41,006
Internet & Catalog Retail - 0.2%
GSI Commerce, Inc. 2.5% 6/1/27 (f)	10,000	7,727
Media - 1.7%
Charter Communications, Inc. 6.5% 10/1/27	58,654	36,324
Lamar Advertising Co. 2.875% 12/31/10	8,200	9,962
Regal Entertainment Group 6.25% 3/15/11 (f)	10,000	9,921
		56,207
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	3,000	2,335
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (f)	15,750	11,776
United Auto Group, Inc. 3.5% 4/1/26 (f)	10,000	10,920
		25,031
TOTAL CONSUMER DISCRETIONARY		151,561
CONSUMER STAPLES - 2.9%
Beverages - 0.8%
Molson Coors Brewing Co. 2.5% 7/30/13	20,000	25,634
Food & Staples Retailing - 2.1%
Nash-Finch Co. 1.6314% 3/15/35 (d)	72,480	33,835
Rite Aid Corp. 8.5% 5/15/15	9,100	9,960
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	8,000	7,931
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co.: - continued
6.75% 12/15/12	$ 12,000	$ 11,627
The Pantry, Inc. 3% 11/15/12	14,000	9,917
		73,270
TOTAL CONSUMER STAPLES		98,904
ENERGY - 19.1%
Energy Equipment & Services - 6.6%
Global Industries Ltd. 2.75% 8/1/27 (f)	10,000	7,813
Grey Wolf, Inc. 2.6475% 4/1/24 (g)	3,880	4,875
Halliburton Co. 3.125% 7/15/23	47,400	123,062
Hercules Offshore, Inc. 3.375% 6/1/38 (f)	20,000	19,772
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	5,000	6,264
Oil States International, Inc. 2.375% 7/1/25 (f)	4,500	8,781
SESI LLC 1.5% 12/15/26 (d)(f)	7,000	9,196
Transocean, Inc.:
Series B, 1.5% 12/15/37	20,000	22,450
Series C, 1.5% 12/15/37	20,000	22,600
		224,813
Oil, Gas & Consumable Fuels - 12.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15	5,500	9,202
Chesapeake Energy Corp.:
2.5% 5/15/37	97,000	143,744
2.75% 11/15/35	17,860	27,369
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,746
McMoRan Exploration Co.:
6% 7/2/08 (f)	1,000	2,243
6% 7/2/08	12,900	28,933
Patriot Coal Corp. 3.25% 5/31/13 (f)	6,000	6,578
Peabody Energy Corp. 4.75% 12/15/66	92,250	134,062
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)	24,500	60,179
St. Mary Land & Exploration Co. 3.5% 4/1/27 (f)	8,000	9,360
		427,416
TOTAL ENERGY		652,229
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (f)	$ 10,000	$ 9,785
Real Estate Investment Trusts - 0.4%
Ventas, Inc. 3.875% 11/15/11 (f)	12,000	14,091
TOTAL FINANCIALS		23,876
HEALTH CARE - 4.4%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	2,510	6,063
Health Care Equipment & Supplies - 2.0%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	8,500	9,479
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	21,000	21,966
3% 5/15/16	10,000	10,460
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	10,000	10,700
Medtronic, Inc. 1.625% 4/15/13	8,000	8,454
SonoSite, Inc. 3.75% 7/15/14	7,000	7,323
		68,382
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	9,000	6,570
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	4,000	5,703
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	11,100	27,983
2.5% 10/1/23	7,400	18,656
Nektar Therapeutics 3.25% 9/28/12	9,000	6,262
		58,604
Pharmaceuticals - 0.3%
Alpharma, Inc. 2.125% 3/15/27	9,000	9,127
TOTAL HEALTH CARE		148,746
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.4%
AAR Corp. 1.75% 2/1/26 (f)	2,500	2,279
Alliant Techsystems, Inc. 3% 8/15/24	6,400	9,729
		12,008
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.5%
AirTran Holdings, Inc. 7% 7/1/23	$ 10,000	$ 6,513
UAL Corp.:
4.5% 6/30/21 (f)	10,500	5,205
4.5% 6/30/21	5,000	2,479
US Airways Group, Inc. 7% 9/30/20 (f)	4,810	3,595
		17,792
Commercial Services & Supplies - 0.2%
Waste Connections, Inc. 3.75% 4/1/26	5,000	5,681
Construction & Engineering - 0.9%
Fluor Corp. 1.5% 2/15/24	6,000	20,031
Quanta Services, Inc. 3.75% 4/30/26 (f)	7,000	11,007
		31,038
Electrical Equipment - 1.4%
C&D Technologies, Inc.:
5.25% 11/1/25 (f)	4,400	4,422
5.25% 11/1/25	26,361	26,493
General Cable Corp. 1% 10/15/12 (f)	16,000	17,325
		48,240
Machinery - 0.5%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	5,500	4,547
2.375% 5/15/26	8,000	6,614
Trinity Industries, Inc. 3.875% 6/1/36	7,000	7,368
		18,529
Marine - 1.8%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	34,000	30,916
Horizon Lines, Inc. 4.25% 8/15/12 (f)	40,000	31,836
		62,752
TOTAL INDUSTRIALS		196,040
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.4%
Ciena Corp. 0.25% 5/1/13	2,650	2,497
Finisar Corp. 2.5% 10/15/10	15,760	12,431
JDS Uniphase Corp. 1% 5/15/26 (f)	15,000	11,958
L-3 Communications Corp. 3% 8/1/35	3,000	3,686
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp. 2.125% 4/15/14 (f)	$ 10,000	$ 6,794
Symmetricom, Inc. 3.25% 6/15/25	11,000	9,792
		47,158
Computers & Peripherals - 1.2%
EMC Corp. 1.75% 12/1/13 (f)	17,000	21,735
Hutchinson Technology, Inc. 3.25% 1/15/26	12,000	9,051
SanDisk Corp. 1% 5/15/13	13,000	9,853
		40,639
Electronic Equipment & Instruments - 3.2%
Anixter International, Inc. 1% 2/15/13 (f)	4,540	5,340
Flextronics International Ltd. 1% 8/1/10	30,580	29,666
Itron, Inc. 2.5% 8/1/26	19,750	32,708
L-1 Identity Solutions, Inc. 3.75% 5/15/27	10,000	8,896
Merix Corp.:
4% 5/15/13 (f)	11,250	5,977
4% 5/15/13	7,600	4,038
Newport Corp. 2.5% 2/15/12 (f)	3,750	3,230
SYNNEX Corp. 4% 5/15/18 (f)	10,000	10,686
Vishay Intertechnology, Inc. 3.625% 8/1/23	9,000	8,989
		109,530
IT Services - 1.3%
BearingPoint, Inc. 3.1% 12/15/24 (f)	8,000	3,427
CACI International, Inc. 2.125% 5/1/14	6,000	6,639
DST Systems, Inc. Series A:
4.125% 8/15/23 (f)	8,300	11,605
4.125% 8/15/23	16,800	23,490
		45,161
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	49,705	38,646
6% 5/1/15	15,000	10,200
Conexant Systems, Inc. 4% 3/1/26	7,000	4,868
Credence Systems Corp.:
3.5% 5/15/10 (f)	8,000	6,710
3.5% 5/15/10	7,500	6,291
Intel Corp. 2.95% 12/15/35	38,000	38,564
Micron Technology, Inc. 1.875% 6/1/14	10,000	8,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	$ 3,750	$ 5,817
2.625% 12/15/26	34,400	39,815
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	12,128
Spansion, Inc. 2.25% 6/15/16 (f)	7,267	3,125
		174,392
Software - 0.8%
Borland Software Corp. 2.75% 2/15/12 (f)	13,000	9,070
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	5,500	4,779
Symantec Corp. 1% 6/15/13 (f)	9,000	11,321
		25,170
TOTAL INFORMATION TECHNOLOGY		442,050
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. 3.5% 6/15/12	8,000	6,928
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,110
		14,038
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (h)	8,074	7,024
TOTAL TELECOMMUNICATION SERVICES		21,062
UTILITIES - 0.5%
Multi-Utilities - 0.5%
CMS Energy Corp. 3.375% 7/15/23	11,800	17,652
TOTAL CONVERTIBLE BONDS		1,752,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.4%
FINANCIALS - 0.4%
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6% 2/22/11	$ 10,000	$ 5,000
8.375% 6/30/10	15,000	8,025
		13,025
TOTAL CORPORATE BONDS (Cost $1,564,300)		1,765,145
Common Stocks - 10.7%
	Shares
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.2%
WABCO Holdings, Inc.	117,866	6,160
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	12,230
Media - 0.1%
Charter Communications, Inc. Class A (a)	3,343,900	5,317
TOTAL CONSUMER DISCRETIONARY		23,707
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Rite Aid Corp. (a)	2,247,569	5,057
ENERGY - 3.3%
Energy Equipment & Services - 1.6%
National Oilwell Varco, Inc. (a)	641,800	53,475
Oil, Gas & Consumable Fuels - 1.7%
Sasol Ltd. sponsored ADR	212,600	13,373
Teekay Corp.	895,625	45,032
		58,405
TOTAL ENERGY		111,880
FINANCIALS - 0.6%
Commercial Banks - 0.4%
Wachovia Corp.	624,100	14,854
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
CIT Group, Inc.	136,300	$ 1,363
Thrifts & Mortgage Finance - 0.1%
Washington Mutual, Inc.	421,900	3,806
TOTAL FINANCIALS		20,023
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Roche Holding AG ADR (f)	320,340	27,789
INDUSTRIALS - 0.6%
Building Products - 0.5%
Trane, Inc.	353,600	16,414
Machinery - 0.1%
FreightCar America, Inc.	76,700	3,344
TOTAL INDUSTRIALS		19,758
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Instruments - 0.1%
L-1 Identity Solutions, Inc. (a)(e)	200,000	3,168
IT Services - 0.0%
Global Cash Access Holdings, Inc. (a)	71,600	512
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc. (a)	843,200	8,989
EMCORE Corp. (a)(e)	1,129,814	8,880
ON Semiconductor Corp. (a)	2,169,500	21,456
		39,325
TOTAL INFORMATION TECHNOLOGY		43,005
MATERIALS - 3.0%
Chemicals - 2.8%
Celanese Corp. Class A	1,413,500	68,837
Monsanto Co.	200,000	25,480
		94,317
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	141,800	8,838
TOTAL MATERIALS		103,155
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(f)	75,132	$ 3,772
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Mirant Corp. (a)	194,441	7,898
TOTAL COMMON STOCKS (Cost $219,933)		366,044
Convertible Preferred Stocks - 33.6%

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 2.4%
Ford Motor Co. Capital Trust II 6.50%	450,000	14,882
General Motors Corp. Series C, 6.25%	4,056,500	66,202
		81,084
Media - 0.2%
Interpublic Group of Companies, Inc. Series B, 5.25% (f)	10,000	9,129
TOTAL CONSUMER DISCRETIONARY		90,213
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Archer Daniels Midland Co. 6.25%	600,000	29,775
Bunge Ltd.:
4.875%	137,000	19,522
5.125%	10,000	10,921
		60,218
ENERGY - 10.1%
Energy Equipment & Services - 0.1%
Bristow Group, Inc. 5.50%	80,000	5,115
Oil, Gas & Consumable Fuels - 10.0%
Chesapeake Energy Corp.:
4.50%	170,000	22,950
5.00% (f)	149,600	23,094
El Paso Corp. 4.99%	154,990	245,644
EXCO Resources, Inc. Series A1, 7.00% (h)	2,500	34,808
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Goodrich Petroleum Corp. 5.375%	100,000	$ 7,244
Williams Companies, Inc. 5.50%	35,000	6,121
		339,861
TOTAL ENERGY		344,976
FINANCIALS - 8.4%
Capital Markets - 1.0%
Legg Mason, Inc. 7.00%	151,400	7,389
Lehman Brothers Holdings, Inc. 7.25%	25,000	27,125
		34,514
Commercial Banks - 1.5%
Huntington Bancshares, Inc. 8.50%	30,000	29,940
Wachovia Corp. 7.50%	20,000	21,184
		51,124
Consumer Finance - 0.6%
SLM Corp. Series C, 7.25%	18,300	20,288
Diversified Financial Services - 3.0%
Bank of America Corp. Series L, 7.25%	100,885	102,020
CIT Group, Inc. Series C, 8.75%	25,300	1,356
		103,376
Insurance - 1.2%
American International Group, Inc. Series A, 8.50%	533,300	39,328
Thrifts & Mortgage Finance - 1.1%
Fannie Mae 8.75%	322,800	15,938
Washington Mutual, Inc.	222	22,885
		38,823
TOTAL FINANCIALS		287,453
MATERIALS - 10.4%
Chemicals - 5.2%
Celanese Corp. 4.25%	2,893,200	179,205
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 5.2%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	$ 45,870
6.75%	786,500	130,201
		176,071
TOTAL MATERIALS		355,276
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. Series A, 5.75%	26,800	9,506
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $904,726)		1,147,642
Floating Rate Loans - 0.4%
Principal Amount (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 5.1713% 9/6/14 (g) (Cost $12,797)	$ 15,000	12,525
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	166,210,029	166,210
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	9,187,500	9,188
TOTAL MONEY MARKET FUNDS (Cost $175,398)		175,398
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,877,154)		3,466,754
NET OTHER ASSETS - (1.6)%		(55,041)
NET ASSETS - 100%		$ 3,411,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $606,262,000 or 17.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,832,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 25,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 8,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,370
Fidelity Securities Lending Cash Central Fund	60
Total	$ 1,430
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,466,754	$ 541,442	$ 2,890,504	$ 34,808
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 21,676
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	13,132
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 34,808

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	5.6%
BBB	3.6%
BB	14.4%
B	8.6%
CCC,CC,C	4.5%
Not Rated	15.4%
Equities	44.3%
Short-Term Investments and Net	3.6%
Other Assets	100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,972) - See accompanying schedule: Unaffiliated issuers (cost $2,701,756)	$ 3,291,356
Fidelity Central Funds (cost $175,398)	175,398
Total Investments (cost $2,877,154)		$ 3,466,754
Cash		966
Receivable for fund shares sold		6,221
Dividends receivable		1,937
Interest receivable		13,756
Distributions receivable from Fidelity Central Funds		327
Prepaid expenses		5
Total assets		3,489,966

Liabilities
Payable for investments purchased	$ 61,909
Payable for fund shares redeemed	5,023
Accrued management fee	1,545
Other affiliated payables	531
Other payables and accrued expenses	57
Collateral on securities loaned, at value	9,188
Total liabilities		78,253

Net Assets		$ 3,411,713
Net Assets consist of:
Paid in capital		$ 2,730,891
Undistributed net investment income		16,647
Accumulated undistributed net realized gain (loss) on investments		74,575
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		589,600
Net Assets, for 116,468 shares outstanding		$ 3,411,713
Net Asset Value, offering price and redemption price per share ($3,411,713 ÷ 116,468 shares)		$ 29.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 19,332
Interest		27,884
Income from Fidelity Central Funds		1,430
Total income		48,646

Expenses
Management fee Basic fee	$ 6,750
Performance adjustment	1,645
Transfer agent fees	2,594
Accounting and security lending fees	435
Custodian fees and expenses	21
Independent trustees' compensation	6
Registration fees	63
Audit	41
Legal	28
Miscellaneous	101
Total expenses before reductions	11,684
Expense reductions	(27)	11,657
Net investment income (loss)		36,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		75,557
Change in net unrealized appreciation (depreciation) on investment securities		85,550
Net gain (loss)		161,107
Net increase (decrease) in net assets resulting from operations		$ 198,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,989	$ 53,300
Net realized gain (loss)	75,557	100,609
Change in net unrealized appreciation (depreciation)	85,550	180,797
Net increase (decrease) in net assets resulting from operations	198,096	334,706
Distributions to shareholders from net investment income	(37,512)	(44,903)
Distributions to shareholders from net realized gain	(86,711)	(1,653)
Total distributions	(124,223)	(46,556)
Share transactions Proceeds from sales of shares	671,341	1,065,380
Reinvestment of distributions	114,047	42,271
Cost of shares redeemed	(366,383)	(560,059)
Net increase (decrease) in net assets resulting from share transactions	419,005	547,592
Total increase (decrease) in net assets	492,878	835,742

Net Assets
Beginning of period	2,918,835	2,083,093
End of period (including undistributed net investment income of $16,647 and undistributed net investment income of $17,170, respectively)	$ 3,411,713	$ 2,918,835
Other Information Shares
Sold	24,223	37,535
Issued in reinvestment of distributions	4,121	1,510
Redeemed	(13,546)	(20,000)
Net increase (decrease)	14,798	19,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2008	Years ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 28.71	$ 25.21	$ 22.14	$ 21.06	$ 19.71	$ 16.88
Income from Investment Operations
Net investment income (loss) D	.34	.59	.49	.41	.46	.79
Net realized and unrealized gain (loss)	1.45	3.43	3.09	1.03	1.55	2.87
Total from investment operations	1.79	4.02	3.58	1.44	2.01	3.66
Distributions from net investment income	(.36)	(.50)	(.50)	(.34)	(.66)	(.83)
Distributions from net realized gain	(.85)	(.02)	(.01)	(.02)	-	-
Total distributions	(1.21)	(.52)	(.51)	(.36)	(.66)	(.83)
Net asset value, end of period	$ 29.29	$ 28.71	$ 25.21	$ 22.14	$ 21.06	$ 19.71
Total Return B,C	6.51%	16.02%	16.38%	6.91%	10.39%	22.48%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.79%	.83%	.70%	.67%	.84%
Expenses net of fee waivers, if any	.79% A	.79%	.83%	.70%	.67%	.84%
Expenses net of all reductions	.79% A	.79%	.83%	.69%	.66%	.82%
Net investment income (loss)	2.50% A	2.11%	2.09%	1.95%	2.26%	4.46%
Supplemental Data
Net assets, end of period (in millions)	$ 3,412	$ 2,919	$ 2,083	$ 1,754	$ 1,835	$ 1,767
Portfolio turnover rate F	34% A	24%	35%	81%	112%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 759,438
Unrealized depreciation	(166,296)
Net unrealized appreciation (depreciation)	$ 593,142
Cost for federal income tax purposes	$ 2,873,612

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $815,618 and $487,315, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $60.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During

Semiannual Report

9. Expense Reductions - continued

the period, these credits reduced the Fund's custody and transfer agent expenses by $13 and $14, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $78, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	9,571,534,061.90	94.706
Withheld	535,046,550.56	5.294
TOTAL	10,106,580,612.46	100.000
Dennis J. Dirks
Affirmative	9,617,796,990.25	95.164
Withheld	488,783,622.21	4.836
TOTAL	10,106,580,612.46	100.000
Edward C. Johnson 3d
Affirmative	9,539,083,686.89	94.385
Withheld	567,496,925.57	5.615
TOTAL	10,106,580,612.46	100.000
Alan J. Lacy
Affirmative	9,607,563,862.04	95.062
Withheld	499,016,750.42	4.938
TOTAL	10,106,580,612.46	100.000
Ned C. Lautenbach
Affirmative	9,603,806,416.74	95.025
Withheld	502,774,195.72	4.975
TOTAL	10,106,580,612.46	100.000
Joseph Mauriello
Affirmative	9,612,659,446.51	95.113
Withheld	493,921,165.95	4.887
TOTAL	10,106,580,612.46	100.000
Cornelia M. Small
Affirmative	9,614,816,782.29	95.134
Withheld	491,763,830.17	4.866
TOTAL	10,106,580,612.46	100.000
William S. Stavropoulos
Affirmative	9,571,153,931.46	94.702
Withheld	535,426,681.00	5.298
TOTAL	10,106,580,612.46	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	9,621,852,551.96	95.204
Withheld	484,728,060.50	4.796
TOTAL	10,106,580,612.46	100.000
Michael E. Wiley
Affirmative	9,612,026,895.94	95.107
Withheld	494,553,716.52	4.893
TOTAL	10,106,580,612.46	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	7,368,931,360.00	72.912
Against	1,653,337,279.78	16.359
Abstain	567,396,068.00	5.614
Broker Non-Votes	516,915,904.68	5.115
TOTAL	10,106,580,612.46	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
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(such as changing name, address, bank, etc.)

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Covington, KY 41015

General Correspondence

Fidelity Investments
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Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

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Fidelity®

Equity-Income II

Fund -
Equity-Income II
Class K

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008) for Equity-Income II and for the entire period (May 9, 2008 to May 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period
Equity-Income II
Actual	$ 1,000.00	$ 937.40	$ 3.20 B
HypotheticalA	$ 1,000.00	$ 1,021.70	$ 3.34 C
Class K
Actual	$ 1,000.00	$ 1,000.50	$ .34 B
HypotheticalA	$ 1,000.00	$ 1,022.30	$ 2.73 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Equity-Income II and multiplied by 23/366 (to reflect the period (May 9, 2008 to May 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Equity-Income II	.66%
Class K	.54%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.2	5.1
Bank of America Corp.	3.3	2.7
American International Group, Inc.	3.2	4.3
AT&T, Inc.	3.1	3.2
JPMorgan Chase & Co.	2.5	2.1
Chevron Corp.	2.2	1.8
ConocoPhillips	2.1	1.6
Halliburton Co.	1.9	2.2
Verizon Communications, Inc.	1.8	1.3
Citigroup, Inc.	1.8	2.5
	27.1
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.2	26.6
Energy	14.7	13.8
Industrials	14.0	12.9
Information Technology	10.3	9.6
Consumer Staples	7.8	8.9
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 98.8%		Stocks 99.9%
	Convertible Securities 0.7%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	3.5%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Hotels, Restaurants & Leisure - 0.8%
Panera Bread Co. Class A (a)(d)	840,000	$ 43,630
Red Robin Gourmet Burgers, Inc. (a)(d)	460,000	15,461
Starbucks Corp. (a)	933,000	16,971
		76,062
Household Durables - 2.2%
Garmin Ltd.	560,000	27,244
Mohawk Industries, Inc. (a)(d)	600,000	45,048
Toll Brothers, Inc. (a)	4,200,000	88,494
Whirlpool Corp.	540,000	39,787
		200,573
Media - 1.9%
News Corp. Class A	2,500,000	44,875
The Walt Disney Co.	1,800,000	60,480
Time Warner, Inc.	4,500,000	71,460
		176,815
Multiline Retail - 0.3%
Target Corp.	500,000	26,680
Specialty Retail - 0.8%
American Eagle Outfitters, Inc.	1,900,000	34,618
Big 5 Sporting Goods Corp. (e)	2,000,000	17,980
Christopher & Banks Corp. (d)	1,511,569	17,005
		69,603
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	1,600,000	58,080
Columbia Sportswear Co. (d)	660,000	28,921
		87,001
TOTAL CONSUMER DISCRETIONARY		636,734
CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	800,000	34,232
Wal-Mart Stores, Inc.	2,500,000	144,350
		178,582
Food Products - 1.7%
General Mills, Inc.	1,000,000	63,200
Hershey Co. (d)	2,300,000	90,137
		153,337
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.6%
Clorox Co. (d)	2,500,000	$ 142,825
Kimberly-Clark Corp.	1,600,000	102,080
		244,905
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	900,000	42,840
Tobacco - 1.1%
Altria Group, Inc.	1,400,000	31,164
Philip Morris International, Inc. (a)	1,400,000	73,724
		104,888
TOTAL CONSUMER STAPLES		724,552
ENERGY - 14.7%
Energy Equipment & Services - 4.1%
Halliburton Co.	3,700,000	179,746
National Oilwell Varco, Inc. (a)	900,000	74,988
Schlumberger Ltd. (NY Shares)	600,000	60,678
Smith International, Inc.	860,000	67,871
		383,283
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	360,000	48,262
Chevron Corp.	2,100,000	208,215
ConocoPhillips	2,100,000	195,510
Exxon Mobil Corp.	5,400,000	479,304
Valero Energy Corp.	1,000,000	50,840
		982,131
TOTAL ENERGY		1,365,414
FINANCIALS - 26.5%
Capital Markets - 4.8%
Franklin Resources, Inc.	1,400,000	141,708
Lehman Brothers Holdings, Inc.	2,700,000	99,387
Northern Trust Corp.	700,000	53,200
State Street Corp.	1,300,000	93,626
T. Rowe Price Group, Inc.	1,000,000	57,920
		445,841
Commercial Banks - 3.9%
PNC Financial Services Group, Inc.	1,300,000	83,525
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	1,200,000	$ 62,652
U.S. Bancorp, Delaware	1,600,000	53,104
Wachovia Corp.	3,100,000	73,780
Wells Fargo & Co.	3,100,000	85,467
		358,528
Diversified Financial Services - 7.6%
Bank of America Corp.	9,100,000	309,491
Citigroup, Inc.	7,500,000	164,175
JPMorgan Chase & Co.	5,500,000	236,500
		710,166
Insurance - 7.5%
AFLAC, Inc.	780,000	52,361
American International Group, Inc.	8,200,000	295,200
Hartford Financial Services Group, Inc.	2,000,000	142,140
Marsh & McLennan Companies, Inc.	2,700,000	73,521
MetLife, Inc.	1,500,000	90,045
Prudential Financial, Inc.	600,000	44,820
		698,087
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	2,700,000	48,087
General Growth Properties, Inc.	2,300,000	95,588
		143,675
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)(d)	2,600,000	58,396
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	900,000	24,318
Freddie Mac	1,000,000	25,420
		49,738
TOTAL FINANCIALS		2,464,431
HEALTH CARE - 7.3%
Biotechnology - 0.4%
Amgen, Inc. (a)	840,000	36,985
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	600,000	36,660
Becton, Dickinson & Co.	1,000,000	84,450
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien Ltd.	2,300,000	$ 115,207
Stryker Corp.	100,000	6,455
		242,772
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. (a)	960,000	46,512
Patterson Companies, Inc. (a)	1,200,000	40,812
Pediatrix Medical Group, Inc. (a)	457,508	24,628
UnitedHealth Group, Inc.	500,000	17,105
		129,057
Pharmaceuticals - 2.9%
Johnson & Johnson	1,800,000	120,132
Merck & Co., Inc.	2,700,000	105,192
Pfizer, Inc.	2,400,000	46,464
		271,788
TOTAL HEALTH CARE		680,602
INDUSTRIALS - 14.0%
Aerospace & Defense - 3.3%
General Dynamics Corp.	560,000	51,604
Honeywell International, Inc.	1,000,000	59,620
Lockheed Martin Corp.	440,000	48,154
The Boeing Co.	540,000	44,696
United Technologies Corp.	1,500,000	106,560
		310,634
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. Class B	1,800,000	127,836
UTI Worldwide, Inc.	1,400,000	33,264
		161,100
Airlines - 0.4%
AMR Corp. (a)(d)	4,600,000	33,074
Construction & Engineering - 0.7%
KBR, Inc.	1,800,000	62,478
Electrical Equipment - 0.5%
Roper Industries, Inc.	680,000	44,227
Industrial Conglomerates - 2.3%
3M Co.	1,100,000	85,316
General Electric Co.	4,200,000	129,024
		214,340
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.1%
Caterpillar, Inc.	1,100,000	$ 90,904
Deere & Co.	500,000	40,670
Eaton Corp.	1,100,000	106,348
Illinois Tool Works, Inc.	1,000,000	53,700
		291,622
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	1,400,000	158,270
Trading Companies & Distributors - 0.3%
Fastenal Co. (d)	500,000	24,720
TOTAL INDUSTRIALS		1,300,465
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	2,000,000	53,440
Corning, Inc.	2,300,000	62,882
Harris Corp.	360,000	23,681
		140,003
Computers & Peripherals - 2.5%
Apple, Inc. (a)	120,000	22,650
Hewlett-Packard Co.	2,400,000	112,944
International Business Machines Corp.	760,000	98,367
		233,961
Electronic Equipment & Instruments - 1.2%
Avnet, Inc. (a)	1,400,000	41,328
Tyco Electronics Ltd.	1,700,000	68,204
		109,532
Internet Software & Services - 0.7%
eBay, Inc. (a)	2,200,000	66,022
IT Services - 1.0%
Accenture Ltd. Class A	800,000	32,656
Convergys Corp. (a)	1,600,000	25,808
Visa, Inc.	379,100	32,739
		91,203
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	3,100,000	61,411
Intel Corp.	4,300,000	99,674
Lam Research Corp. (a)	1,200,000	48,840
		209,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Microsoft Corp.	1,800,000	$ 50,976
Oracle Corp. (a)	2,200,000	50,248
		101,224
TOTAL INFORMATION TECHNOLOGY		951,870
MATERIALS - 2.7%
Chemicals - 1.6%
Airgas, Inc.	1,900,000	112,423
Sigma Aldrich Corp.	700,000	41,132
		153,555
Containers & Packaging - 0.4%
Aptargroup, Inc.	800,000	35,776
Metals & Mining - 0.7%
Alcoa, Inc.	1,600,000	64,944
TOTAL MATERIALS		254,275
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	7,100,000	283,290
Verizon Communications, Inc.	4,400,000	169,268
		452,558
UTILITIES - 3.7%
Electric Utilities - 2.9%
Entergy Corp.	600,000	72,462
Exelon Corp.	1,100,000	96,800
FirstEnergy Corp.	640,000	50,374
PPL Corp.	1,000,000	51,310
		270,946
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	440,000	37,941
Reliant Energy, Inc. (a)	1,400,000	35,784
		73,725
TOTAL UTILITIES		344,671
TOTAL COMMON STOCKS (Cost $8,251,895)		9,175,572
Convertible Preferred Stocks - 0.7%
	Shares	Value (000s)
FINANCIALS - 0.7%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	30,000	$ 32,550
Insurance - 0.4%
American International Group, Inc. Series A, 8.50%	466,700	34,416
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,003)		66,966
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.44% (b)	87,873,628	87,874
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	127,129,625	127,130
TOTAL MONEY MARKET FUNDS (Cost $215,004)		215,004
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,531,902)		9,457,542
NET OTHER ASSETS - (1.8)%		(170,642)
NET ASSETS - 100%		$ 9,286,900
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 527
Fidelity Securities Lending Cash Central Fund	776
Total	$ 1,303
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 32,860	$ -	$ -	$ 360	$ 17,980
Red Robin Gourmet Burgers, Inc.	34,022	-	15,010	-	-
Total	$ 66,882	$ -	$ 15,010	$ 360	$ 17,980
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

<Click Here>Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,457,542	$ 9,390,576	$ 66,966	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $123,079) - See accompanying schedule: Unaffiliated issuers (cost $8,267,340)	$ 9,224,558
Fidelity Central Funds (cost $215,004)	215,004
Other affiliated issuers (cost $49,558)	17,980
Total Investments (cost $8,531,902)		$ 9,457,542
Receivable for investments sold		11,431
Receivable for fund shares sold		2,547
Dividends receivable		18,729
Distributions receivable from Fidelity Central Funds		314
Prepaid expenses		19
Other receivables		315
Total assets		9,490,897

Liabilities
Payable for investments purchased	$ 63,404
Payable for fund shares redeemed	7,991
Accrued management fee	3,571
Other affiliated payables	1,511
Other payables and accrued expenses	390
Collateral on securities loaned, at value	127,130
Total liabilities		203,997

Net Assets		$ 9,286,900
Net Assets consist of:
Paid in capital		$ 8,538,509
Undistributed net investment income		29,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,359)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		925,641
Net Assets		$ 9,286,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Equity-Income II: Net Asset Value, offering price and redemption price per share ($9,286,800.336 ÷ 433,417.612 shares)	$ 21.43

Class K: Net Asset Value, offering price and redemption price per share ($100.035 ÷ 4.669 shares)	$ 21.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $360 earned from other affiliated issuers)		$ 107,486
Interest		446
Income from Fidelity Central Funds		1,303
Total income		109,235

Expenses
Management fee	$ 21,786
Transfer agent fees	8,458
Accounting and security lending fees	644
Custodian fees and expenses	68
Independent trustees' compensation	20
Depreciation in deferred trustee compensation account	(2)
Registration fees	25
Audit	46
Legal	34
Interest	24
Miscellaneous	320
Total expenses before reductions	31,423
Expense reductions	(103)	31,320
Net investment income (loss)		77,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(195,453)
Other affiliated issuers	767
Foreign currency transactions	133
Total net realized gain (loss)		(194,553)
Change in net unrealized appreciation (depreciation) on: Investment securities	(542,603)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(542,602)
Net gain (loss)		(737,155)
Net increase (decrease) in net assets resulting from operations		$ (659,240)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,915	$ 151,081
Net realized gain (loss)	(194,553)	609,828
Change in net unrealized appreciation (depreciation)	(542,602)	23,768
Net increase (decrease) in net assets resulting from operations	(659,240)	784,677
Distributions to shareholders from net investment income	(78,119)	(173,262)
Distributions to shareholders from net realized gain	(530,265)	(971,102)
Total distributions	(608,384)	(1,144,364)
Share transactions - net increase (decrease)	24,974	(745,382)
Total increase (decrease) in net assets	(1,242,650)	(1,105,069)

Net Assets
Beginning of period	10,529,550	11,634,619
End of period (including undistributed net investment income of $29,109 and undistributed net investment income of $29,313, respectively)	$ 9,286,900	$ 10,529,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income II

	Six months ended May 31, 2008	Years ended May 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 25.12	$ 24.57	$ 23.90	$ 21.52	$ 18.72
Income from Investment Operations
Net investment income (loss) D	.18	.33	.35	.35	.35 G	.25
Net realized and unrealized gain (loss)	(1.64)	1.29	2.44	1.36	2.49	2.78
Total from investment operations	(1.46)	1.62	2.79	1.71	2.84	3.03
Distributions from net investment income	(.18)	(.38)	(.33)	(.41)	(.29)	(.23)
Distributions from net realized gain	(1.22)	(2.07)	(1.91)	(.63)	(.17)	-
Total distributions	(1.40)	(2.45)	(2.24)	(1.04)	(.46)	(.23)
Net asset value, end of period	$ 21.43	$ 24.29	$ 25.12	$ 24.57	$ 23.90	$ 21.52
Total Return B, C	(6.26)%	6.90%	12.28%	7.41%	13.32%	16.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.66% A	.65%	.67%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.66%A	.65%	.67%	.68%	.68%	.70%
Expenses net of all reductions	.66%A	.65%	.66%	.62%	.64%	.64%
Net investment income (loss)	1.64%A	1.34%	1.50%	1.49%	1.56%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$ 9,287	$ 10,530	$ 11,635	$ 12,248	$ 12,632	$ 11,525
Portfolio turnover rateF	49%A	47%	160%	143%	123%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2008G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$ 21.43
Total ReturnB, C	.05%
Ratios to Average Net AssetsE, H
Expenses before reductions	.54%A
Expenses net of fee waivers, if any	.54%A
Expenses net of all reductions	.54%A
Net investment income (loss)	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rateF	49%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in Thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Equity-Income II on May 9, 2008. The Fund offers Equity-Income II and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in Thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008 in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in Thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other Funds. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,618,593
Unrealized depreciation	(718,607)
Net unrealized appreciation (depreciation)	$ 899,986
Cost for federal income tax purposes	$ 8,557,556

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,350,528 and $2,893,211, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in Thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Equity-Income II and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Equity-Income II. For the period, the transfer agent fees for Equity-Income II were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,702	3.44%	$ 24

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $776.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Equity-Income II	$ 83

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in Thousands except ratios)

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,958, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Equity-Income II	$ 78,119	$ 173,262
From net realized gain
Equity-Income II	$ 530,265	$ 971,102

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Equity-Income II
Shares sold	(23,652)	36,002	$ 509,954	$ 874,139
Reinvestment of distributions	25,718	45,909	581,818	1,097,129
Shares redeemed	(49,480)	(111,515)	(1,066,898)	(2,716,650)
Net increase (decrease)	(47,414)	(29,604)	$ 24,874	$ (745,382)
Class K
Shares sold	5	-	$ 100	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	9,571,534,061.90	94.706
Withheld	535,046,550.56	5.294
TOTAL	10,106,580,612.46	100.000
Dennis J. Dirks
Affirmative	9,617,796,990.25	95.164
Withheld	488,783,622.21	4.836
TOTAL	10,106,580,612.46	100.000
Edward C. Johnson 3d
Affirmative	9,539,083,686.89	94.385
Withheld	567,496,925.57	5.615
TOTAL	10,106,580,612.46	100.000
Alan J. Lacy
Affirmative	9,607,563,862.04	95.062
Withheld	499,016,750.42	4.938
TOTAL	10,106,580,612.46	100.000
Ned C. Lautenbach
Affirmative	9,603,806,416.74	95.025
Withheld	502,774,195.72	4.975
TOTAL	10,106,580,612.46	100.000
Joseph Mauriello
Affirmative	9,612,659,446.51	95.113
Withheld	493,921,165.95	4.887
TOTAL	10,106,580,612.46	100.000
Cornelia M. Small
Affirmative	9,614,816,782.29	95.134
Withheld	491,763,830.17	4.866
TOTAL	10,106,580,612.46	100.000
William S. Stavropoulos
Affirmative	9,571,153,931.46	94.702
Withheld	535,426,681.00	5.298
TOTAL	10,106,580,612.46	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	9,621,852,551.96	95.204
Withheld	484,728,060.50	4.796
TOTAL	10,106,580,612.46	100.000
Michael E. Wiley
Affirmative	9,612,026,895.94	95.107
Withheld	494,553,716.52	4.893
TOTAL	10,106,580,612.46	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	7,368,931,360.00	72.912
Against	1,653,337,279.78	16.359
Abstain	567,396,068.00	5.614
Broker Non-Votes	516,915,904.68	5.115
TOTAL	10,106,580,612.46	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EII-USAN-0708
1.786811.105

Fidelity®

Independence

Fund -
Independence
Class K

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008) for Independence and for the entire period (May 9, 2008 to May 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period
Independence
Actual	$ 1,000.00	$ 1,077.40	$ 4.73 B
HypotheticalA	$ 1,000.00	$ 1,020.45	$ 4.60 C
Class K
Actual	$ 1,000.00	$ 1,012.60	$ .51 B
HypotheticalA	$ 1,000.00	$ 1,020.95	$ 4.09 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Independence and multiplied by 23/366 (to reflect the period May 9, 2008 to May 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Independence	.91%
Class K	.81%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Mosaic Co.	5.3	3.2
Potash Corp. of Saskatchewan, Inc.	3.4	2.8
Freeport-McMoRan Copper & Gold, Inc. Class B	3.1	1.0
Monsanto Co.	2.4	2.7
Ultra Petroleum Corp.	2.2	2.0
United States Steel Corp.	2.2	0.0
Peabody Energy Corp.	2.1	0.9
Hess Corp.	2.0	0.8
Southwestern Energy Co.	2.0	0.0
Goldcorp, Inc.	1.9	1.7
	26.6
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	31.4	14.4
Energy	29.7	22.8
Industrials	11.0	13.5
Information Technology	6.8	9.2
Financials	4.7	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 90.7%		Stocks 92.0%
	Short-Term Investments and Net Other Assets 9.3%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	23.5%	** Foreign investments	25.1%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.) (d)	683,400	$ 18,329
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	778,800	46,198
Household Durables - 0.4%
Gafisa SA sponsored ADR (d)	674,200	30,123
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(d)	329,400	44,314
Media - 0.3%
Grupo Televisa SA de CV (CPO) sponsored ADR	875,000	22,925
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)(d)	2,713,100	27,701
Lululemon Athletica, Inc.	300,000	9,597
		37,298
TOTAL CONSUMER DISCRETIONARY		199,187
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	500,000	35,660
Wal-Mart Stores, Inc.	500,000	28,870
		64,530
ENERGY - 29.7%
Energy Equipment & Services - 4.9%
Atwood Oceanics, Inc. (a)	600,000	61,146
BJ Services Co.	1,300,000	39,260
FMC Technologies, Inc. (a)	400,000	28,740
Nabors Industries Ltd. (a)	1,000,000	42,040
National Oilwell Varco, Inc. (a)	400,000	33,328
Transocean, Inc. (a)	419,340	62,981
Weatherford International Ltd. (a)	2,016,400	92,008
		359,503
Oil, Gas & Consumable Fuels - 24.8%
Alpha Natural Resources, Inc. (a)	400,000	32,672
Apache Corp.	800,000	107,248
Arch Coal, Inc.	1,400,000	90,874
Cabot Oil & Gas Corp.	1,025,200	61,768
Chesapeake Energy Corp.	2,236,500	122,493
Chevron Corp.	500,000	49,575
China Shenhua Energy Co. Ltd. (H Shares)	4,885,000	21,784
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	1,000,000	$ 128,630
Exxon Mobil Corp.	1,500,000	133,140
Hess Corp.	1,200,000	147,372
Peabody Energy Corp.	2,100,000	155,232
Petroplus Holdings AG (a)	568,020	34,932
PT Bumi Resources Tbk	20,000,000	17,336
Quicksilver Resources, Inc. (a)	3,567,800	129,975
Range Resources Corp.	1,450,100	95,359
Southwestern Energy Co. (a)	3,300,000	146,322
Ultra Petroleum Corp. (a)	1,887,079	164,119
Valero Energy Corp.	2,788,700	141,778
XTO Energy, Inc.	900,000	57,258
		1,837,867
TOTAL ENERGY		2,197,370
FINANCIALS - 4.7%
Capital Markets - 0.4%
GLG Partners, Inc. (d)	1,150,000	9,557
Och-Ziff Capital Management Group LLC Class A (d)	800,400	16,520
		26,077
Commercial Banks - 1.9%
Banco do Brasil SA	1,200,000	24,022
Industrial & Commercial Bank of China	8,700,000	6,499
Uniao de Bancos Brasileiros SA (Unibanco) GDR	679,100	106,530
		137,051
Diversified Financial Services - 0.3%
Apollo Global Management LLC (e)	1,703,400	25,977
Real Estate Investment Trusts - 2.1%
Annaly Capital Management, Inc.	1,262,100	22,478
General Growth Properties, Inc.	1,000,000	41,560
SL Green Realty Corp.	700,000	69,790
Taubman Centers, Inc.	400,000	21,500
		155,328
TOTAL FINANCIALS		344,433
HEALTH CARE - 2.3%
Biotechnology - 1.0%
Celgene Corp. (a)	1,183,300	72,016
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	850,000	$ 61,294
Tenet Healthcare Corp. (a)	4,500,000	26,550
		87,844
Pharmaceuticals - 0.1%
Elan Corp. PLC sponsored ADR (a)	499,600	12,510
TOTAL HEALTH CARE		172,370
INDUSTRIALS - 11.0%
Aerospace & Defense - 4.0%
General Dynamics Corp.	100,000	9,215
Honeywell International, Inc.	200,000	11,924
L-3 Communications Holdings, Inc.	485,700	52,159
Lockheed Martin Corp.	200,000	21,888
Precision Castparts Corp.	700,000	84,560
Raytheon Co.	400,000	25,544
The Boeing Co.	1,100,000	91,047
		296,337
Airlines - 0.5%
Delta Air Lines, Inc. (a)	2,500,000	15,375
Northwest Airlines Corp. (a)	2,000,000	14,120
UAL Corp.	1,000,000	8,540
		38,035
Construction & Engineering - 0.1%
China Communications Construction Co. Ltd. (H Shares)	2,000,000	4,398
Electrical Equipment - 1.7%
ABB Ltd. sponsored ADR	1,575,300	51,166
Alstom SA	300,000	75,621
		126,787
Machinery - 2.6%
Caterpillar, Inc.	478,600	39,552
Cummins, Inc.	900,000	63,378
Eaton Corp.	534,800	51,704
Valmont Industries, Inc.	300,000	34,452
		189,086
Marine - 1.0%
DryShips, Inc. (d)	682,200	63,990
Eagle Bulk Shipping, Inc.	367,300	12,246
		76,236
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.1%
CSX Corp.	300,000	$ 20,718
Norfolk Southern Corp.	900,000	60,642
		81,360
TOTAL INDUSTRIALS		812,239
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	1,668,800	44,590
Harris Corp.	490,500	32,265
Juniper Networks, Inc. (a)	500,000	13,760
Research In Motion Ltd. (a)	599,700	83,280
Starent Networks Corp. (d)	500,000	8,755
		182,650
Computers & Peripherals - 1.1%
Apple, Inc. (a)	364,200	68,743
International Business Machines Corp.	100,000	12,943
		81,686
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	22,151	12,976
IT Services - 1.6%
MasterCard, Inc. Class A	200,000	61,730
Visa, Inc.	700,000	60,452
		122,182
Semiconductors & Semiconductor Equipment - 0.4%
Cree, Inc. (a)	400,000	10,168
Entropic Communications, Inc.	626,000	3,243
MEMC Electronic Materials, Inc. (a)	300,000	20,598
		34,009
Software - 1.0%
Nintendo Co. Ltd.	131,700	72,646
TOTAL INFORMATION TECHNOLOGY		506,149
MATERIALS - 31.4%
Chemicals - 13.6%
CF Industries Holdings, Inc.	400,000	54,760
FMC Corp.	1,000,000	73,980
Monsanto Co.	1,415,401	180,322
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	1,273,900	$ 253,595
Terra Industries, Inc. (d)	600,000	26,178
The Mosaic Co. (a)	3,147,700	394,469
Uralkali JSC GDR unit (a)	383,300	23,190
		1,006,494
Metals & Mining - 17.8%
ArcelorMittal SA (NY Shares) Class A	569,100	56,529
Barrick Gold Corp.	1,500,000	60,438
BHP Billiton Ltd. sponsored ADR (d)	1,250,000	105,425
Cleveland-Cliffs, Inc. (d)	200,000	21,340
Companhia Vale do Rio Doce sponsored ADR	1,621,400	64,499
Fording Canadian Coal Trust	1,300,000	103,045
Freeport-McMoRan Copper & Gold, Inc. Class B	1,988,100	230,043
Goldcorp, Inc.	3,600,000	144,833
Impala Platinum Holdings Ltd.	1,420,800	60,686
Kinross Gold Corp.	3,600,000	71,819
Newmont Mining Corp.	1,500,000	71,295
Nucor Corp.	1,000,000	74,800
Steel Dynamics, Inc.	2,400,000	86,640
United States Steel Corp.	950,000	164,075
		1,315,467
TOTAL MATERIALS		2,321,961
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	500,000	19,950
Verizon Communications, Inc.	500,000	19,235
		39,185
UTILITIES - 0.7%
Gas Utilities - 0.0%
Equitable Resources, Inc.	25,800	1,812
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. (a)	1,257,200	52,287
TOTAL UTILITIES		54,099
TOTAL COMMON STOCKS (Cost $5,184,855)		6,711,523
Money Market Funds - 13.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	826,370,750	$ 826,371
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	137,627,857	137,628
TOTAL MONEY MARKET FUNDS (Cost $963,999)		963,999
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $6,148,854)		7,675,522
NET OTHER ASSETS - (3.7)%		(272,472)
NET ASSETS - 100%		$ 7,403,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,977,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,677
Fidelity Securities Lending Cash Central Fund	942
Total	$ 3,619
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

<Click Here>Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,675,522	$ 7,602,876	$ 72,646	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.5%
Canada	11.8%
Brazil	3.1%
Australia	1.4%
Switzerland	1.2%
Marshall Islands	1.0%
France	1.0%
Japan	1.0%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $137,054) - See accompanying schedule: Unaffiliated issuers (cost $5,184,855)	$ 6,711,523
Fidelity Central Funds (cost $963,999)	963,999
Total Investments (cost $6,148,854)		$ 7,675,522
Receivable for investments sold		23,160
Receivable for fund shares sold		17,926
Dividends receivable		7,154
Distributions receivable from Fidelity Central Funds		634
Prepaid expenses		10
Other receivables		175
Total assets		7,724,581

Liabilities
Payable to custodian bank	$ 480
Payable for investments purchased	170,365
Payable for fund shares redeemed	7,653
Accrued management fee	4,175
Other affiliated payables	1,047
Other payables and accrued expenses	183
Collateral on securities loaned, at value	137,628
Total liabilities		321,531

Net Assets		$ 7,403,050
Net Assets consist of:
Paid in capital		$ 5,985,361
Undistributed net investment income		4,571
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(113,395)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,526,513
Net Assets		$ 7,403,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($7,402,948.81 ÷ 256,070.713 shares)	$ 28.91

Class K: Net Asset Value, offering price and redemption price per share ($101.24 ÷ 3.501 shares)	$ 28.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 29,700
Interest		262
Income from Fidelity Central Funds		3,619
Total income		33,581

Expenses
Management fee Basic fee	$ 17,486
Performance adjustment	4,827
Transfer agent fees	5,190
Accounting and security lending fees	585
Custodian fees and expenses	106
Independent trustees' compensation	13
Depreciation in deferred trustee compensation account	(1)
Registration fees	160
Audit	43
Legal	22
Interest	4
Miscellaneous	163
Total expenses before reductions	28,598
Expense reductions	(285)	28,313
Net investment income (loss)		5,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(99,677)
Foreign currency transactions	163
Total net realized gain (loss)		(99,514)
Change in net unrealized appreciation (depreciation) on: Investment securities	604,210
Assets and liabilities in foreign currencies	(144)
Total change in net unrealized appreciation (depreciation)		604,066
Net gain (loss)		504,552
Net increase (decrease) in net assets resulting from operations		$ 509,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,268	$ 15,330
Net realized gain (loss)	(99,514)	500,299
Change in net unrealized appreciation (depreciation)	604,066	622,564
Net increase (decrease) in net assets resulting from operations	509,820	1,138,193
Distributions to shareholders from net investment income	(2,158)	(21,377)
Distributions to shareholders from net realized gain	(166,844)	-
Total distributions	(169,002)	(21,377)
Share transactions - net increase (decrease)	1,163,004	59,736
Total increase (decrease) in net assets	1,503,822	1,176,552

Net Assets
Beginning of period	5,899,228	4,722,676
End of period (including undistributed net investment income of $4,571 and undistributed net investment income of $1,666, respectively)	$ 7,403,050	$ 5,899,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2008	Years ended May 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 27.60	$ 22.03	$ 19.46	$ 17.39	$ 15.45	$ 13.83
Income from Investment Operations
Net investment income (loss) D	.02	.07	.08	.04	.11 G, I	.14
Net realized and unrealized gain (loss)	2.05	5.60	2.54	2.14	1.93	1.69
Total from investment operations	2.07	5.67	2.62	2.18	2.04	1.83
Distributions from net investment income	(.01)	(.10)	(.05)	(.11)	(.10)	(.21)
Distributions from net realized gain	(.75)	-	-	-	-	-
Total distributions	(.76)	(.10)	(.05)	(.11)	(.10)	(.21)
Net asset value, end of period	$ 28.91	$ 27.60	$ 22.03	$ 19.46	$ 17.39	$ 15.45
Total Return B, C	7.74%	25.85%	13.49%	12.61%	13.28%	13.47%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.90%	.87%	.77%	.76%	.62%
Expenses net of fee waivers, if any	.91% A	.90%	.87%	.77%	.76%	.62%
Expenses net of all reductions	.90% A	.89%	.86%	.72%	.71%	.55%
Net investment income (loss)	.17% A	.31%	.41%	.24%	.66% I	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 7,403	$ 5,899	$ 4,723	$ 4,654	$ 4,584	$ 4,591
Portfolio turnover rate F	158% A	175%	169%	119%	119%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Period ended May 31, 2008 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 28.56
Income from Investment Operations
Net investment income (loss) D, I	-
Net realized and unrealized gain (loss)	.36
Total from investment operations	.36
Net asset value, end of period	$ 28.92
Total Return B, C	1.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A
Expenses net of fee waivers, if any	.81% A
Expenses net of all reductions	.80% A
Net investment income (loss)	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate F	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than .01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Independence on May 9, 2008. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,689,514
Unrealized depreciation	(173,397)
Net unrealized appreciation (depreciation)	$ 1,516,117
Cost for federal income tax purposes	$ 6,159,405

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,569,553 and $4,790,280, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Independence and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Independence. For the period, the transfer agent fees for Independence were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,719	4.02%	$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $942.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $240 for the period. In addition, through arrangements with the Fund's custodian and each class´ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Independence	$ 40

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,477, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Independence	$ 2,158	$ 21,377
From net realized gain
Independence	$ 166,844	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008 A	Year ended November 30, 2007	Six months ended May 31, 2008 A	Year ended November 30, 2007
Independence
Shares sold	60,528	37,006	$ 1,641,510	$ 966,335
Reinvestment of distributions	6,242	955	166,964	21,162
Shares redeemed	(24,477)	(38,549)	(645,570)	(927,761)
Net increase (decrease)	42,293	(588)	$ 1,162,904	$ 59,736
Class K
Shares sold	4	-	$ 100	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	9,571,534,061.90	94.706
Withheld	535,046,550.56	5.294
TOTAL	10,106,580,612.46	100.000
Dennis J. Dirks
Affirmative	9,617,796,990.25	95.164
Withheld	488,783,622.21	4.836
TOTAL	10,106,580,612.46	100.000
Edward C. Johnson 3d
Affirmative	9,539,083,686.89	94.385
Withheld	567,496,925.57	5.615
TOTAL	10,106,580,612.46	100.000
Alan J. Lacy
Affirmative	9,607,563,862.04	95.062
Withheld	499,016,750.42	4.938
TOTAL	10,106,580,612.46	100.000
Ned C. Lautenbach
Affirmative	9,603,806,416.74	95.025
Withheld	502,774,195.72	4.975
TOTAL	10,106,580,612.46	100.000
Joseph Mauriello
Affirmative	9,612,659,446.51	95.113
Withheld	493,921,165.95	4.887
TOTAL	10,106,580,612.46	100.000
Cornelia M. Small
Affirmative	9,614,816,782.29	95.134
Withheld	491,763,830.17	4.866
TOTAL	10,106,580,612.46	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,571,153,931.46	94.702
Withheld	535,426,681.00	5.298
TOTAL	10,106,580,612.46	100.000
David M. Thomas
Affirmative	9,621,852,551.96	95.204
Withheld	484,728,060.50	4.796
TOTAL	10,106,580,612.46	100.000
Michael E. Wiley
Affirmative	9,612,026,895.94	95.107
Withheld	494,553,716.52	4.893
TOTAL	10,106,580,612.46	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	7,368,931,360.00	72.912
Against	1,653,337,279.78	16.359
Abstain	567,396,068.00	5.614
Broker Non-Votes	516,915,904.68	5.115
TOTAL	10,106,580,612.46	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FRE-USAN-0708
1.786813.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 29, 2008